REVOLVING LOAN AND PROMISSORY NOTE - RELATED PARTY - Schedule of Long-Term Debt (FY) (Details) - Affiliated Entity - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 15, 2023	Dec. 31, 2022	Dec. 09, 2021
Debt Instrument [Line Items]
Credit facility and other loans	$ 1,000	$ 1,000		$ 5,150
March 2023 Promissory Note | Promissory Note
Debt Instrument [Line Items]
Credit facility and other loans	$ 1,000	$ 1,000		0
Interest rate	10.00%	10.00%	10.00%
Revolving Credit Facility | December 2021 Convertible Note
Debt Instrument [Line Items]
Credit facility and other loans		$ 0		$ 5,150
Revolving Credit Facility | December 2021 Note
Debt Instrument [Line Items]
Interest rate		9.00%		4.00%	4.00%